RESEARCH EXPENSES, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Research and Development [Abstract]
Summary of Research Expenses, Net

	Nine months ended September 30,		Three months ended September 30,		Year ended December 31,
	2016	2015	2016	2015	2015
	Unaudited		Unaudited
Payroll and related expenses	$350,250	$345,802	$121,593	$109,933	$464,481
Materials	90,717	10,580	40,802	190	11,072
Patents	60,084	24,021	41,310	6,720	36,967
Office and maintenance	8,868	40,484	4,538	36,009	11,122
Rent	36,282	18,454	10,941	17,722	29,442
Professional services	131,935	251,852	119,511	25,737	364,638
Depreciation	3,715	5,239	1,220	2,191	6,600
Other	31,769	49,442	21,780	13,372	100,125

	713,620	745,874	361,695	211,874	1,024,147
Less grants received from chief scientist	(111,045)	(268,267)	(21,644)	(196,261)	(201,388)

	$602,575	$477,607	$340,051	$15,613	$822,759

	Year ended December 31,
	2015	2014
Wages and related expenses	$464,481	$479,717
Materials	11,072	27,083
Patents	36,967	115,853
Office and maintenance	11,122	15,258
Rent	29,442	28,689
Professional services	364,638	537,422
Depreciation	6,600	3,969
Other	100,125	58,340

	1,024,147	1,266,331
Less grants received from chief scientist	(201,388)	(429,633)

	$822,759	$836,698